Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2023	2022
Lab equipment	$9,914	$8,707
Leasehold improvements	9,451	8,929
Office equipment and computers	1,636	1,577
Fixtures and fittings	1,085	1,040
	22,086	20,253
Less: Accumulated depreciation	(12,915)	(7,854)
	$9,171	$12,399

Depreciation expense was $4.7 million, $3.7 million and $3.3 million for the years ended December 31, 2023, 2022 and 2021, respectively. For the year ended December 31, 2022, the Company recognized an impairment loss of $6.7 million in assets under construction primarily related to costs associated with the detailed design of a flexible GMP modular facility in West London. Following a review of manufacturing plans, the Company had mothballed the construction of the facility and project in 2022 and terminated the West London lease in October 2023. See Note 9, "Leases", for details of the West London lease.